Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible debentures [line items]
Beginning	$ 158,478	$ 80,021
Fair value on issuance	330,916	143,702
Fair value adjustment	(33,611)	50,177
Settlement with shares		(72,773)
Disposals due to deconsolidation of IsoEnergy		(42,649)
Ending	455,783	158,478
2023 Debentures [member]
Convertible debentures [line items]
Beginning	158,478
Fair value on issuance		143,702
Fair value adjustment	(408)	14,776
Ending	158,070	158,478
2020 Debentures [member]
Convertible debentures [line items]
Beginning		52,615
Fair value adjustment		20,158
Settlement with shares		(72,773)
2020 IsoEnergy Debentures [member]
Convertible debentures [line items]
Beginning		22,269
Fair value adjustment		13,938
Disposals due to deconsolidation of IsoEnergy		(36,207)
2022 IsoEnergy Debentures [member]
Convertible debentures [line items]
Beginning		5,137
Fair value adjustment		1,305
Disposals due to deconsolidation of IsoEnergy		$ (6,442)
2024 Debentures [member]
Convertible debentures [line items]
Fair value on issuance	330,916
Fair value adjustment	(33,203)
Ending	$ 297,713